Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary Shares No Par Value	Additional Paid-in Capital	Accumulated Other Comprehensive Income/(loss)	Statutory Reserve	Retained Earnings	Non-Controlling Interest	Total
Balance at Dec. 31, 2017		$ 12,301,305	$ 1,573,232	$ 2,703,948	$ 10,605,005	$ 7,895,112	$ 35,078,602
Balance, shares at Dec. 31, 2017
Net income					5,956,665	666,886	6,623,551
Transfer to statutory reserve				630,374	(630,374)
Dividend						(165,882)	(165,882)
Foreign currency translation adjustment			(1,399,351)			(498,052)	(1,897,403)
Balance at Dec. 31, 2018		12,301,305	173,881	3,334,322	15,931,296	7,898,064	39,638,868
Balance, shares at Dec. 31, 2018	7,500,000
Reverse recapitalization		2,925,380					2,925,380
Reverse recapitalization, shares	2,506,142
Net income					4,464,556	622,610	5,087,166
Transfer to statutory reserve				532,252	(532,252)
Foreign currency translation adjustment			(534,862)			(154,428)	(689,290)
Balance at Dec. 31, 2019		$ 15,226,685	$ (360,981)	$ 3,866,574	$ 19,863,600	$ 8,366,246	$ 46,962,124
Balance, shares at Dec. 31, 2019	10,006,142